Revenue by Service and Geographical Location (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue by Type of Service
The revenue of the Partnership by type of service is as follows:

(in US$ millions)	2016	2015	2014
Storage and throughput fees	282.4	265.9	273.8
Excess throughput and ancillary fees	29.8	23.8	29.4
Total revenue	312.2	289.7	303.2

Schedule of Revenue Broken Down by Geographic Location
The revenue of the Partnership by country is as follows:

(in US$ millions)	2016	2015	2014
The Netherlands	119.5	113.1	132.4
Belgium	34.4	32.1	35.0
United Arab Emirates	60.6	57.4	56.3
United States	28.5	27.4	27.1
Malaysia	69.2	59.7	52.4
Total revenue	312.2	289.7	303.2